SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31. SUBSEQUENT EVENTS

Approval of Consolidated Financial Statements

The consolidated financial statements were approved by the Board of Directors on April 3, 2023.

Acquisition PA Nomad Central.

On february 1, 2023 Bancolombia acquired 98% stake and obtained the control of Patrimonio Autónomo Nomad Central through the assignment of trust rights for which the entity was classified as a subsidiary as of that date. The value of the acquisition was stipulated at COP 47,000.

DD&C, Carlos Pérez Leal and Others

In respect of the matter described under the subheading “DD&C, Carlos Pérez Leal and Others” in Note 21 “Provisions and Contingent Liabilities” to the Consolidated Financial Statements, Banistmo appeared for the first time at a hearing in February 2023, at which it raised a number of arguments challenging the legality of the plaintiffs’ claims.  The Tribunal scheduled a subsequent hearing on the merits to be held in April 2023, at which Banistmo intends to assert that the allegations are meritless and that its conduct complied with the transfer instructions ordered by its then client and with all relevant contractual and regulatory requirements. Following these recent developments and further analysis, the Company considers a contingency related to these claims as possible. However, the Company does not consider it reasonably likely that any contingency will exceed the amount of any actual economic losses of the plaintiffs regarding the circumstances alleged in the complaint, which amount is not likely to have a material effect on the Company.